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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended March 31, 2005

If amended report check here          |_|           Amended Number:  _______

This Amendment (Check only one):      |_|           is a restatement

                                      |_|           adds new holding
                                                    entries.
Century Management
                                       ------------------------------
Name of Institutional Investment Manager

805 Las Cimas Parkway Suite 430               Austin        TX       78746
Business Address     (Street)                 (City)        (State)  (Zip)

13F Number: 28-__________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Jim Brilliant                          Vice President           (512)329-0050
Name                                   (Title)                       (Phone)


                                        /s/ Jim Brilliant
                                       ------------------------------
                                        (Manual Signature of Person Duly
                                        Authorized to submit This Report)

                                        May 14, 2005  Austin, Texas
                                       ------------------------------
                                         (Place and Date of Signing)

Report Type:

|X| 13F HOLDINGS REPORT.

|_| 13F NOTICE.

|_| 13F COMBINATION REPORT.


                                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                              --------------

Form 13F Information Table Entry Total:            35
                                              --------------

Form 13F Information Table Value Total:         $610,346
                                              --------------
                                               (thousands)

List of Other Included Managers:

Name and file numbers of ALL institutional Investment Managers with respect to which this schedule is filed (other that the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

***NONE***

FORM 13F
INFORMATION TABLE
                    TITLE          FAIR              INVESTMENT DISCRETION       OTHER      VOTING AUTHORITY
NAME OF ISSUER       OF    CUSIP   MARKET SHARE  SOLE       SHARED        NONE MANAGERS SOLE     SHARED     NONE
                    CLASS NUMBER   VALUE  AMOUNT (A) (B)                  ( C )         (A) (B)             ( C )
                                   (000's)(00's)
Automatic Data Proc.COM  053015103 24857  5530   SOLE                                   X
Ampco Pittsburgh    COM  032037103 10721  7924   SOLE                                   X
Astec Industries IncCOM  046224101 42067  19078  SOLE                                   X
Astronics Corp      COM  046433108 359    514    SOLE                                   X
CDI Corp.           COM  125071100 18186  8218   SOLE                                   X
Central Fund CDA    COM  153501101 7564   14086  SOLE                                   X
Clark Inc.          COM  181457102 3746   2420   SOLE                                   X
CPI Corp.           COM  125902106 24039  15920  SOLE                                   X
Dixie Group Inc     COM  255519100 2036   1287   SOLE                                   X
Eastman Kodak       COM  277461109 14906  4580   SOLE                                   X
Evans & Sutherland  COM  299096107 2256   4101   SOLE                                   X
Graham Corp.        COM  384556106 3053   1770   SOLE                                   X
Corning Inc.        COM  219350105 434    390    SOLE                                   X
Helmerich & Payne   COM  423452101 33634  8474   SOLE                                   X
Imation Corp.       COM  45245A107 17948  5165   SOLE                                   X
Japan Sm. Cap. Fund COM  47109U104 15669  14091  SOLE                                   X
Layne Christensen   COM  521050104 23916  13848  SOLE                                   X
Learning Tree       COM  522015106 3642   2528   SOLE                                   X
Martin Marietta MtrlCOM  573284106 24616  4402   SOLE                                   X
Marsh & McLennan    COM  571748102 31719  10427  SOLE                                   X
Maxwell TechnologiesCOM  577767106 20706  22581  SOLE                                   X
Myers Industries IncCOM  628464109 14171  10043  SOLE                                   X
Maytag Corp.        COM  578592107 8376   5996   SOLE                                   X
NS Group Inc.       COM  628916108 29771  9478   SOLE                                   X
Omnicare Inc        COM  681904108 12996  3666   SOLE                                   X
Powell Industries InCOM  739128106 4183   2259   SOLE                                   X
Parlex Corp.        COM  701630105 6145   9677   SOLE                                   X
Regal Beloit        COM  758750103 12345  4288   SOLE                                   X
Readers Digest      COM  755267101 33069  19104  SOLE                                   X
Transocean Inc.     COM  G90078109 81170  15773  SOLE                                   X
Sonoco Products     COM  835495102 23665  8203   SOLE                                   X
Spectrum Control    COM  847615101 385    516    SOLE                                   X
SPX Corp.           COM  784635104 22152  5118   SOLE                                   X
Tidewater Inc       COM  886423102 30824  7932   SOLE                                   X
Trinity Industries ICOM  896522109 5019   1782   SOLE                                   X